OPERATING SEGMENTS - Operating Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 2,460,104	$ 1,379,988
Production costs	(587,306)	(281,034)
Royalty expense	(85,485)	(36,432)
Depletion and depreciation	(383,052)	(168,921)
Earnings from mine operations	1,404,261	893,601
General and administrative	(60,490)	(45,365)
Transaction costs	(33,131)	(1,236)
Exploration	(14,415)	(33,469)
Care and maintenance	(33,004)	(1,191)
Rehabilitation costs	(33,730)	0
Earnings from operations	1,229,491	812,340
Other loss, net	(72,489)	(18,817)
Finance income	3,543	6,941
Finance costs	(7,836)	(2,282)
Earnings before income taxes	1,152,709	798,182
Total capital expenditures	660,943	516,097
Total assets	7,080,536	2,557,617
Total liabilities	1,995,605	740,863
Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	291,721	271,692
Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	369,222	244,405
Operating segments | Macassa Mine
Disclosure of operating segments [line items]
Revenue	326,584	333,644
Production costs	(107,336)	(99,227)
Royalty expense	(10,613)	(11,240)
Depletion and depreciation	(54,071)	(44,499)
Earnings from mine operations	154,564	178,678
General and administrative	0	0
Transaction costs	0	0
Exploration	(1,492)	(1,338)
Care and maintenance	0	0
Rehabilitation costs	0
Earnings from operations	153,072	177,340
Total capital expenditures	141,653	194,446
Total assets	791,560	645,617
Total liabilities	180,218	203,521
Operating segments | Macassa Mine | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	84,634	104,728
Operating segments | Macassa Mine | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	57,019	89,718
Operating segments | Holt Complex
Disclosure of operating segments [line items]
Revenue	53,195	161,413
Production costs	(36,054)	(104,888)
Royalty expense	(3,807)	(7,738)
Depletion and depreciation	(10,512)	(33,021)
Earnings from mine operations	2,822	15,766
General and administrative	0	0
Transaction costs	0	0
Exploration	(901)	(5,288)
Care and maintenance	(16,607)	(43)
Rehabilitation costs	0
Earnings from operations	(14,686)	10,435
Total capital expenditures	10,847	56,621
Total assets	196,874	223,494
Total liabilities	118,972	69,953
Operating segments | Holt Complex | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	8,024	37,221
Operating segments | Holt Complex | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	2,823	19,400
Operating segments | Detour Gold Corporation
Disclosure of operating segments [line items]
Revenue	960,855
Production costs	(356,072)
Royalty expense	(18,445)
Depletion and depreciation	(214,793)
Earnings from mine operations	371,545
General and administrative	0
Transaction costs	0
Exploration	(1,990)
Care and maintenance	0
Rehabilitation costs	0
Earnings from operations	369,555
Total capital expenditures	341,076
Total assets	4,470,755
Total liabilities	1,172,167
Operating segments | Detour Gold Corporation | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	134,061
Operating segments | Detour Gold Corporation | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	207,015
Operating segments | Fosterville
Disclosure of operating segments [line items]
Revenue	1,119,470	884,931
Production costs	(87,844)	(76,919)
Royalty expense	(52,620)	(17,454)
Depletion and depreciation	(102,889)	(91,401)
Earnings from mine operations	876,117	699,157
General and administrative	0	0
Transaction costs	0	0
Exploration	(6,723)	(15,895)
Care and maintenance	0	0
Rehabilitation costs	0
Earnings from operations	869,394	683,262
Total capital expenditures	137,886	161,300
Total assets	584,795	546,069
Total liabilities	186,986	113,629
Operating segments | Fosterville | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	54,598	78,449
Operating segments | Fosterville | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	83,288	82,851
Operating segments | Northern Territory
Disclosure of operating segments [line items]
Revenue	0	0
Production costs	0	0
Royalty expense	0	0
Depletion and depreciation	0	0
Earnings from mine operations	0	0
General and administrative	0	0
Transaction costs	0	0
Exploration	(3,003)	(10,948)
Care and maintenance	(16,397)	(1,148)
Rehabilitation costs	(33,730)
Earnings from operations	(53,130)	(12,096)
Total capital expenditures	22,924	99,844
Total assets	270,546	197,768
Total liabilities	115,934	37,591
Operating segments | Northern Territory | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	10,404	51,294
Operating segments | Northern Territory | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	12,520	48,550
Corporate and other
Disclosure of operating segments [line items]
Revenue	0	0
Production costs	0	0
Royalty expense	0	0
Depletion and depreciation	(787)	0
Earnings from mine operations	(787)	0
General and administrative	(60,490)	(45,365)
Transaction costs	(33,131)	(1,236)
Exploration	(306)	0
Care and maintenance	0	0
Rehabilitation costs	0
Earnings from operations	(94,714)	(46,601)
Total capital expenditures	6,557	3,886
Total assets	766,006	944,669
Total liabilities	221,328	316,169
Corporate and other | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	0	0
Corporate and other | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	$ 6,557	$ 3,886